                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2004
                                                ------------------

Check here if Amendment [ ]; Amendment Number:  ____
  This Amendment (Check only one.):         [ ] is a restatement.
                                            [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     AW Asset Management, LLC
          --------------------------------------------
Address:  535 Madison Avenue, 26th Floor
          --------------------------------------------
          New York, NY 10022
          --------------------------------------------

13F File Number:
                   ---------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Arthur  Wrubel
          --------------------------------------------
Title:    President & Chief Executive Officer
          --------------------------------------------
Phone:    212-421-7560
          --------------------------------------------

Signature, Place, and Date of Signing:

/s/ Arthur Wrubel                 New York, NY              November 10, 2004
-----------------  --------------------------------------   -----------------
[Signature]                      [City, State]                   [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:


          Form 13F File Number       Name

          28-
             -------------           -----------------------------------------


                                        1

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                              FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                     0
                                              -----------------------

Form 13F Information Table Entry Total:               37
                                              -----------------------

Form 13F Information Table Value Total:      $   388,234
                                              -----------------------


List of Other Included Managers:


Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

         No.               13F File Number           Name



         No.               13F File Number           Name


                                        2

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
                                                     FORM 13F INFORMATION TABLE
                                                          SEPTEMBER 30, 2004

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                                                                                                                      COLUMN 8
COLUMN 1           COLUMN 2      COLUMN 3      COLUMN 4          COLUMN 5            COLUMN 6      COLUMN 7       VOTING AUTHORITY
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NAME OF            TITLE OF                     VALUE       SHRS OR   SH/   PUT/    INVESTMENT      OTHER
 ISSUER             CLASS          CUSIP        (000)       PRN AMT   PRN   CALL    DISCRETION     MANAGERS    SOLE   SHARED   NONE
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
@ROAD, INC.        COMMON        04648K105      1,872         443,693  SH           SHARED-DEFINED   NONE      443,693
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ALEXANDER'S INC.   COMMON        014752109     17,342          87,100  SH           SHARED-DEFINED   NONE       87,100
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ANTHRACITE
CAPITAL INC.       COMMON        037023108      3,336         300,000  SH           SHARED-DEFINED   NONE      300,000
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ARBOR REALTY
TRUST              COMMON        038923108     32,403       1,459,600  SH           SHARED-DEFINED   NONE    1,459,600
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ARCHSTONE-SMITH
TRUST              COMMON        039583109      4,023         127,135  SH           SHARED-DEFINED   NONE      127,135
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AVALONBAY
COMMUNITIES INC.   COMMON        053484101     13,092         217,400  SH           SHARED-DEFINED   NONE      217,400
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CAPITAL TRUST
INC.               COMMON        14052H506        582          20,000  SH           SHARED-DEFINED   NONE       20,000
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CAVALIER HOMES
INC.               COMMON        149507105        557          98,600  SH           SHARED-DEFINED   NONE       98,600
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CAVCO INDUSTRIES
INC.               COMMON        149568107     11,693         309,656  SH           SHARED-DEFINED   NONE      309,656
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CEDAR SHOPPING
CENTERS, INC.      COMMON        150602209        907          65,000  SH           SHARED-DEFINED   NONE       65,000
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CORRECTIONS CORP
OF AMERICA         COMMON        22025Y407     65,730       1,858,866  SH           SHARED-DEFINED   NONE    1,858,866
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CRESCENT REAL
ESTATE EQUITIES
INC.               COMMON        225756105      7,426         471,800  SH           SHARED-DEFINED   NONE      471,800
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CRT PPTYS INC.     COMMON        22876P109      6,599         307,664  SH           SHARED-DEFINED   NONE      307,664
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

                                                     FORM 13F INFORMATION TABLE
                                                          SEPTEMBER 30, 2004

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      COLUMN 8
COLUMN 1           COLUMN 2      COLUMN 3      COLUMN 4          COLUMN 5            COLUMN 6      COLUMN 7       VOTING AUTHORITY
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NAME OF            TITLE OF                     VALUE       SHRS OR   SH/   PUT/    INVESTMENT      OTHER
 ISSUER             CLASS          CUSIP        (000)       PRN AMT   PRN   CALL    DISCRETION     MANAGERS    SOLE   SHARED   NONE
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
DILLARDS INC       COMMON        254067101      4,935         250,000  SH           SHARED-DEFINED   NONE      250,000
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DIXIE GROUP INC.   COMMON        255519100     12,584       1,118,611  SH           SHARED-DEFINED   NONE    1,118,611
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EQUITY OFFICE
PROPERTIES TRUST   COMMON        294741103     13,257         486,500  SH           SHARED-DEFINED   NONE      486,500
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FAIRMONT HOTELS
& RESORTS          COMMON        305204109     16,744         612,900  SH           SHARED-DEFINED   NONE      612,900
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GLIMCHER REALTY
TRUST              COMMON        379302102      2,240          92,200  SH           SHARED-DEFINED   NONE       92,200
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INTERSTATE HOTELS
& RESORTS          COMMON        46088S106      6,359       1,570,210  SH           SHARED-DEFINED   NONE    1,570,210
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INTRAWEST
CORPORATION        COMMON        460915200     41,603       2,196,565  SH           SHARED-DEFINED   NONE    2,196,565
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ISTAR FINANCIAL
INC.               COMMON        45031U101     11,786         285,852  SH           SHARED-DEFINED   NONE      285,852
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LNR PROPERTY CORP  COMMON        501940100      7,466         120,600  SH           SHARED-DEFINED   NONE      120,600
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LODGIAN INC.       COMMON        54021P403      8,218         830,100  SH           SHARED-DEFINED   NONE      830,100
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METROPOLIS REALTY
HOLDINGS LLC       COMMON        591728100          0          43,000  SH           SHARED-DEFINED   NONE       43,000
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MILLS CORP.        COMMON        601148109      7,070         136,300  SH           SHARED-DEFINED   NONE      136,300
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NEWCASTLE INVT
CORP.              COMMON        65105M108      6,140         200,000  SH           SHARED-DEFINED   NONE      200,000
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

                                                     FORM 13F INFORMATION TABLE
                                                          SEPTEMBER 30, 2004

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                                                                                                                      COLUMN 8
COLUMN 1           COLUMN 2      COLUMN 3      COLUMN 4          COLUMN 5            COLUMN 6      COLUMN 7       VOTING AUTHORITY
------------------------------------------------------------------------------------------------------------------------------------
NAME OF            TITLE OF                     VALUE       SHRS OR   SH/   PUT/    INVESTMENT      OTHER
 ISSUER             CLASS          CUSIP        (000)       PRN AMT   PRN   CALL    DISCRETION     MANAGERS    SOLE   SHARED   NONE
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
ONE LIBERTY
PROPERTIES INC.    COMMON        682406103      9,151         507,000  SH           SHARED-DEFINED   NONE      507,000
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ORIGEN FINANCIAL
INC.               COMMON        68619E208      6,497         882,700  SH           SHARED-DEFINED   NONE      882,700
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POST PROPERTIES
INC.               COMMON        737464107      7,502         250,900  SH           SHARED-DEFINED   NONE      250,900
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REGENCY CTRS
CORP.              COMMON        758849103      3,022          65,000  SH           SHARED-DEFINED   NONE       65,000
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SHURGARD STORAGE
CENTERS INC.       COMMON        82567D104      4,867         125,429  SH           SHARED-DEFINED   NONE      125,429
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SIZELER PROPERTY
INVESTORS INC.     COMMON        830137105      3,588         385,800  SH           SHARED-DEFINED   NONE      385,800
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STARWOOD HOTELS   CALL OPTION    85590A9JI        380           2,000       CALL    SHARED-DEFINED   NONE
                                                                                                                 2,000
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ST. JOE COMPANY    COMMON        790148100      9,554         200,000  SH           SHARED-DEFINED   NONE      200,000
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TAUBMAN CENTERS
INC.               COMMON        876664103     28,201       1,091,800  SH           SHARED-DEFINED   NONE    1,091,800
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TECHTEAM GLOBAL
INC.               COMMON        878311109      6,077         646,453  SH           SHARED-DEFINED   NONE      646,453
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URSTADT BIDDLE
PROPERTIES INC.    COMMON        917286205      5,431         356,350  SH           SHARED-DEFINED   NONE      356,350
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